Employee Information - Summary of Number of Employees by Market Area (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017
Disclosure of Information About Employees [line items]
Number of employees by market area	95,359	100,735
South East Asia, Oceania and India [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	23,959	24,495
North East Asia [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	12,788	12,456
North America [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	9,727	10,009
Europe and Latin America [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	44,621	49,231
Middle East and Africa [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	4,264	4,544
Sweden [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	12,502	13,864
Of which in EU [member]
Disclosure of Information About Employees [line items]
Number of employees by market area	35,268	39,508